Trade and Other Payables (Details) - Schedule of Trade and Other Payables - CHF (SFr)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Payables [Abstract]
Trade accounts payable - third parties	SFr 413,111	SFr 4,767,940
Other	27,303	146,464
Total trade and other payables	SFr 440,414	SFr 4,914,404